DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST     Two World Trade Center,
LETTER TO THE SHAREHOLDERS September 30, 1997      New York, New York 10048

DEAR SHAREHOLDER:

The first half of the fiscal year ended September 30, 1997, was very challenging for small-capitalization stocks. During this period, small-cap stocks experienced an unprecedented multiple contraction. This was due in part to investor fears of rising interest rates, poor earnings reports for small-cap companies and a shift toward more liquid, large-capitalization growth stocks. By the end of March, relative valuations between large and small companies hit their highest level in several years.

This valuation disparity did not go unnoticed by investors as many large-cap companies started to see some weakness in their premium valuations and earnings. In late April and May, small-cap stocks began to show some signs of breaking out of their slump, as they rebounded sharply off their early April lows. This was largely attributable to the valuation disparity that existed between large and small companies, as well as to the fact that the Federal Reserve Board did not raise short-term interest rates at its May meeting.

PERFORMANCE

On July 28, 1997, Dean Witter Developing Growth Securities began offering four classes of shares -- A, B, C and D -each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

The Fund's Class B shares produced a return of 16.38 percent during the 12-month period ended September 30, 1997. This compares to returns of 21.04 percent for the Lipper Small Cap Fund Index (Lipper Index) and 33.19 percent for the Russell 2000 Index and 40.44 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The Fund underperformed the Russell 2000 Index during the first half of the fiscal year primarily due to the heavier weighting that index applies to the financial, real estate and energy sectors, all of which performed strongly during this period. During the second half of the fiscal year, the Fund recovered sharply from its April lows -outperforming the Russell 2000

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS September 30, 1997, continued

Index -as investors moved into small-cap stocks. The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares from September 30, 1987, through September 30, 1997, versus a similar investment in the issues that comprise the Lipper Index, the Russell 2000 Index and the S&P 500 Index. The Fund's inception date was April 29, 1983.

PORTFOLIO STRATEGY

During the period, the Fund's exposure to the technology sector remained steady at 27 percent of net assets, while exposure to the energy sector increased to over 9 percent. The Fund's cash position was reduced to 4 percent to take advantage of positive market conditions.

The Fund sold its holdings in PeopleSoft, Inc. (designer/distributor of human resource and financial administration client/server software), ASM Lithography Holding NV (developer/manufacturer of advanced lithography systems for the semiconductor industry) and HFS, Inc. (leading franchiser of hotel properties and residential real estate brokerage offices). These companies were eliminated from the portfolio because they no longer met the Fund's capitalization requirements. Added to the portfolio were Mail-Well, Inc. (manufacturer/printer of envelopes, advertising literature, high-end catalogs and annual reports), Steris Corp. (maker of infection prevention systems for the health care market) and HA-LO Industries, Inc. (leading distributor of specialty promotional products and a leading provider of telemarketing services). These companies offer the potential for strong growth at attractive valuations.

LOOKING AHEAD

Even after their strong recovery over the second half of the Fund's fiscal year, many small-cap stocks remain attractively priced when compared to their large-cap counterparts. Given their relative attractive valuations, we believe that small-cap stocks will once again attain market dominance and offer the greatest potential for long-term capital appreciation. As we enter the new fiscal year, the Fund remains fully invested in high-quality small-, medium-and micro-cap companies and is well positioned to take advantage of any market opportunities.

[THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE PURPOSE OF EDGAR FILING.]

DEAN WITTER DEVELOPING GROWTH  Class B

                                GROWTH OF $10,000

    Date                Fund    S & P 500(4)    Lipper(6)  Russell 2000(6)
    ----                ----    ------------    ---------  --------------
September 30, 1987     $10,000      $10,000      $10,000      $10,000
September 30, 1988      $8,823       $6,762       $9,158       $8,928
September 30, 1989     $10,336      $11,647      $11,472      $10,848
September 30, 1990      $8,180      $10,571       $8,938       $7,903
September 30, 1991     $12,885      $13,861      $12,933      $11,469
September 30, 1992     $11,188      $15,390      $13,654      $12,492
September 30, 1993     $18,790      $17,388      $18,063      $16,639
September 30, 1994     $17,122      $18,029      $18,456      $17,074
September 30, 1995     $25,146      $23,365      $23,966      $21,070
September 30, 1996     $29,555      $28,139      $28,055      $23,837
September 30, 1997     $34,395(3)   $39,517      $33,959      $31,749

                         Average Annual Total Returns

               1 Year          5 Years          10 Years
               ------          -------          --------
               16.38(1)        25.18(1)         13.15(1)
               11.42(2)        25.02(2)         13.15(2)

Past performance is not predictive of future returns.

(1) Figure show assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure show assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC)
    (1 year-5%, 5 years-2%, 10 years-0%). See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing Value assuming a complete redemption on September 30, 1997.
(4) The Standard and Poor's 500 Composite Stock Price Index (S & P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.
(5) The Lipper Small Cap Fund Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small Cap Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.
(6) The Russell 2000 Index is a capitalization weighted index which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS September 30, 1997, continued

We appreciate your support of Dean Witter Developing Growth Securities and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
RESULTS OF SPECIAL MEETING (unaudited)

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

 For .......  15,870,553
 Against  ..     503,437
 Abstain  ..   1,513,617

(2) ELECTION OF TRUSTEES:

Michael Bozic
For ...................  16,654,526
Withheld ..............   1,233,081

Charles A. Fiumefreddo
For ...................  16,673,344
Withheld ..............   1,214,263

Edwin J. Garn
For ...................  16,675,178
Withheld ..............   1,212,429

John R. Haire
For ...................  16,634,415
Withheld ..............   1,253,192

Wayne E. Hedien
For ...................  16,673,480
Withheld ..............   1,214,127

Dr. Manuel H. Johnson
For ...................  16,690,408
Withheld ..............   1,197,199

Michael E. Nugent
For ...................  16,693,972
Withheld ..............   1,193,635

Philip J. Purcell
For ...................  16,701,091
Withheld ..............   1,186,516

John L. Schroeder
For ...................  16,671,708
Withheld ..............   1,215,899


(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

  For ......  15,113,122
  Against  .     995,704
  Abstain  .   1,778,781

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

  For ......  16,216,949
  Against  .     333,862
  Abstain  .   1,336,796

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1997

 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             COMMON STOCKS (95.8%)
             Advertising (2.9%)
   100,000   CKS Group, Inc.* ................................................  $ 3,700,000
   230,000   HA-LO Industries, Inc.* .........................................    6,555,000
   232,500   Outdoor Systems, Inc.* ..........................................    6,103,125
   142,100   Universal Outdoor Holdings, Inc.* ...............................    5,257,700
   130,000   Valassis Communications, Inc.* ..................................    4,143,750
                                                                              --------------
                                                                                 25,759,575
                                                                              --------------
             Aerospace (1.1%)
   150,000   Aviation Sales Co.* .............................................    4,537,500
    93,000   BE Aerospace, Inc.* .............................................    3,348,000
    45,600   Triumph Group, Inc.* ............................................    1,521,900
                                                                              --------------
                                                                                  9,407,400
                                                                              --------------
             Air Freight (1.3%)
   202,500   Air Express International Corp. .................................    7,365,937
   115,000   Hub Group, Inc. (Class A)* ......................................    4,240,625
                                                                              --------------
                                                                                 11,606,562
                                                                              --------------
             Airlines (0.4%)
   120,000   Midwest Express Holdings, Inc.* .................................    3,847,500
                                                                              --------------
             Apparel (0.5%)
    30,100   Big Dog Holdings, Inc.* .........................................      421,400
    90,000   Quiksilver, Inc.* ...............................................    3,285,000
    41,500   Tefron Ltd* .....................................................      830,000
                                                                              --------------
                                                                                  4,536,400
                                                                              --------------
             Auto Parts -Equipment (0.6%)
    48,000   Citation Corp.* .................................................      930,000
    70,000   Hayes Wheels International, Inc.* ...............................    2,371,250
    50,000   Tower Automotive, Inc.* .........................................    2,250,000
                                                                              --------------
                                                                                  5,551,250
                                                                              --------------
             Automotive (0.6%)
    65,100   Avis Rent-A-Car, Inc.* ..........................................    1,554,262
   104,600   Budget Group, Inc. (Class A)* ...................................    3,451,800
                                                                              --------------
                                                                                  5,006,062
                                                                              --------------
             Biotechnology (3.7%)
    90,000   BioChem Pharma, Inc. (Canada)* ..................................    2,835,000
    79,600   Dekalb Genetics Corp. (Class B) .................................    3,532,250
   100,000   Gilead Sciences, Inc.* ..........................................    4,437,500
   100,000   IDEC Pharmaceuticals Corp.* .....................................    4,175,000
    50,000   Miravant Medical Technologies Inc.* .............................    2,750,000
   120,000   PathoGenesis Corp.* .............................................    4,245,000
    60,000   Protein Design Labs, Inc.* ......................................    2,295,000
   138,000   SangStat Medical Corp.* .........................................    4,226,250
   100,000   Vertex Pharmaceuticals, Inc.* ...................................    3,775,000
                                                                              --------------
                                                                                 32,271,000
                                                                              --------------
             Broadcast Media (0.7%)
   135,000   Jacor Communications, Inc.* .....................................    5,956,875
                                                                              --------------
             Business Services (2.7%)
    65,000   Billing Information Concepts Corp.* .............................    2,258,750
   147,100   Hagler Bailly, Inc.* ............................................    3,732,662
   136,000   Metzler Group, Inc.* ............................................    5,338,000
    18,300   ProBusiness Services, Inc.* .....................................      347,700
   140,000   Saville Systems Ireland PLC (ADR)(Ireland)* .....................    9,800,000
   140,000   Transaction Network Services, Inc.* .............................    2,485,000
                                                                              --------------
                                                                                 23,962,112
                                                                              --------------
             Commercial Services (3.9%)
    46,200   Action Performance Companies, Inc.* .............................    1,334,025
   165,000   Checkfree Corp.* ................................................    3,475,312
   160,000   Coinmach Laundry Corp.* .........................................    3,820,000
    66,800   Galileo International, Inc. .....................................    1,866,225
    45,000   International Total Services, Inc.* .............................      686,250
   180,000   Iron Mountain, Inc.* ............................................    6,300,000
   164,000   Lason Holdings, Inc.* ...........................................    4,510,000
    69,100   Pierce Leahy Corp.* .............................................    1,874,337
    65,000   Pittway Corp. (Class A) .........................................    4,225,000
   140,000   U.S. Rentals, Inc.* .............................................    3,683,750
   150,000   Vestcom International, Inc.* ....................................    2,850,000
                                                                              --------------
                                                                                 34,624,899
                                                                              --------------
             Computer Hardware (1.1%)
    53,900   Box Hill Systems Corp.* .........................................      943,250
   105,000   Creative Technology Ltd. (Singapore)* ...........................    2,684,062
   200,000   Intergraph Corp.* ...............................................    2,162,500
   150,000   Telxon Corp .....................................................    3,618,750
                                                                              --------------
                                                                                  9,408,562
                                                                              --------------
             Computer Services (3.1%)
   190,000   Affiliated Computer Services, Inc. (Class A)* ...................    4,702,500
   100,000   Computer Task Group, Inc. .......................................    4,193,750
   162,500   Information Management Resources, Inc.* .........................    4,509,375
   126,000   Keane, Inc.* ....................................................    4,000,500
   150,000   ONTRACK Data International, Inc.* ...............................    3,431,250
    60,600   Pomeroy Computer Resources, Inc.* ...............................    2,575,500
   150,000   Safeguard Scientifics, Inc.* ....................................    4,387,500
                                                                              --------------
                                                                                 27,800,375
                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1997, continued

 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             Computer Software (4.5%)
    85,000   Arbor Software Corp.* ...........................................  $ 3,931,250
   100,000   Aspect Development, Inc.* .......................................    4,075,000
   200,000   BEA Systems, Inc.* ..............................................    3,575,000
   116,000   Cognos, Inc. (Canada)* ..........................................    2,747,750
   130,000   Credit Management Solutions, Inc.* ..............................    2,307,500
   120,000   CyberMedia, Inc.* ...............................................    3,202,500
   120,000   Harbinger Corp.* ................................................    4,365,000
   200,000   Intersolv, Inc.* ................................................    3,087,500
    24,800   Pervasive Software Inc.* ........................................      279,000
    68,000   Quickturn Design System, Inc.* ..................................      994,500
   100,000   Rational Software Corp.* ........................................    1,593,750
   100,000   System Software Associates, Inc.* ...............................    1,462,500
    90,000   Viasoft, Inc.* ..................................................    4,443,750
    90,000   Wind River Systems, Inc.* .......................................    3,690,000
                                                                              --------------
                                                                                 39,755,000
                                                                              --------------
             Computer Software & Services (2.1%)
    22,900   Best Software, Inc.* ............................................      334,912
    85,000   Computer Management Sciences, Inc.* .............................    1,944,375
    50,000   Documentum, Inc.* ...............................................    1,650,000
   150,000   Indus International, Inc.* ......................................    2,325,000
    55,300   Information Management Associates, Inc.* ........................      677,425
    11,500   J.D. Edwards & Co.* .............................................      385,250
   150,000   MAPICS, Inc.* ...................................................    1,912,500
   220,000   Simulation Sciences, Inc.* ......................................    4,331,250
   115,000   Transaction Systems Architects, Inc. (Class A)* .................    4,657,500
                                                                              --------------
                                                                                 18,218,212
                                                                              --------------
             Consumer Products (0.8%)
   150,000   Chattem, Inc.* ..................................................    2,625,000
   100,000   Samsonite Corp.* ................................................    4,375,000
                                                                              --------------
                                                                                  7,000,000
                                                                              --------------
             Distributors (1.2%)
    65,000   Black Box Corp.* ................................................    2,811,250
    88,100   JLK Direct Distribution Inc. (Class A)* .........................    2,637,494
   180,000   MicroAge, Inc.* .................................................    5,175,000
                                                                              --------------
                                                                                 10,623,744
                                                                              --------------
             Drugs (2.9%)
   143,000   Alpharma Inc. (Class A) .........................................    3,199,625
   145,000   Dura Pharmaceuticals, Inc.* .....................................    6,325,625
   330,000   Ivax Corp.* .....................................................    3,877,500
   130,000   Jones Medical Industries, Inc. ..................................    4,095,000
   110,000   Medicis Pharmaceutical Corp. (Class A)* .........................    5,005,000
   165,000   Twinlab Corp.* ..................................................    3,341,250
                                                                              --------------
                                                                                 25,844,000
                                                                              --------------
             Education (0.5%)
   140,000   Education Management Corp.* .....................................    3,640,000
    34,700   EduTrek International, Inc. (Class A)* ..........................      910,875
                                                                              --------------
                                                                                  4,550,875
                                                                              --------------
             Electrical Equipment (1.3%)
    41,000   AFC Cable Systems, Inc.* ........................................    1,445,250
   220,000   MagneTek, Inc.* .................................................    4,922,500
   120,000   Technitrol, Inc. ................................................    4,777,500
                                                                              --------------
                                                                                 11,145,250
                                                                              --------------
             Electronics (0.4%)
    37,800   FARO Technologies, Inc.* ........................................      618,975
    53,000   Flextronics International, Ltd.* ................................    2,510,875
                                                                              --------------
                                                                                  3,129,850
                                                                              --------------
             Electronics -Instrumentation (1.4%)
    65,000   Applied Power, Inc. (Class A)  ..................................    4,090,937
   117,000   Datum, Inc.* ....................................................    5,338,125
    54,000   National Instruments Corp.* .....................................    2,477,250
                                                                              --------------
                                                                                 11,906,312
                                                                              --------------
             Entertainment (0.7%)
    70,000   Cinar Films, Inc. (Class B)(Canada)* ............................    2,668,750
   135,000   Gemstar International Group Ltd.* ...............................    3,375,000
                                                                              --------------
                                                                                  6,043,750
                                                                              --------------
             Environmental (3.5%)
   290,000   Allied Waste Industries, Inc.* ..................................    5,546,250
   100,000   Memtec Ltd. (ADR)(Australia)* ...................................    3,437,500
   190,000   Newpark Resources, Inc.* ........................................    7,469,375
   260,000   Philip Services Corp. (Canada)* .................................    4,745,020
   243,190   Tetra Technologies, Inc.* .......................................    5,203,307
   100,000   U.S. Filter Corp.* ..............................................    4,306,250
                                                                              --------------
                                                                                 30,707,702
                                                                              --------------
             Finance & Brokerage (2.1%)
   133,333   Legg Mason, Inc.  ...............................................    7,033,333
   260,000   McDonald & Co. Investments, Inc. ................................    7,572,500
   215,250   Morgan Keegan, Inc. .............................................    4,264,641
                                                                              --------------
                                                                                 18,870,474
                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1997, continued

 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             Financial (1.2%)
   300,000   Cadiz Land Company, Inc.* .......................................  $ 2,118,750
    50,000   Finova Group Inc. ...............................................    4,731,250
   125,000   HealthCare Financial Partners, Inc.* ............................    3,796,875
                                                                              --------------
                                                                                 10,646,875
                                                                              --------------
             Food Distribution (0.3%)
   140,000   Ralcorp Holdings, Inc.* .........................................    2,616,250
                                                                              --------------
             Food Processing (0.4%)
   110,000   Smithfield Foods, Inc.* .........................................    3,300,000
                                                                              --------------
             Health Services (3.7%)
   250,000   Assisted Living Concepts, Inc.* .................................    4,000,000
   100,000   Complete Management, Inc.* ......................................    1,893,750
     2,600   HealthPlan Services Corp. .......................................       54,925
   165,000   HPR Inc.* .......................................................    3,619,687
   117,000   Magellan Health Services, Inc.* .................................    3,714,750
   340,000   NovaCare, Inc.* .................................................    5,865,000
    65,000   Rehabcare Group, Inc.* ..........................................    2,307,500
    70,000   Total Renal Care Holdings, Inc.* ................................    3,500,000
   200,000   Trigon Healthcare, Inc.* ........................................    4,962,500
   100,000   United Wisconsin Services, Inc. .................................    2,962,500
                                                                              --------------
                                                                                 32,880,612
                                                                              --------------
             Home Building (0.6%)
   100,000   Continental Homes Holding Corp. .................................    2,931,250
   100,000   Crossmann Communities, Inc.* ....................................    2,225,000
                                                                              --------------
                                                                                  5,156,250
                                                                              --------------
             Hotels/Motels (0.9%)
   110,000   Bristol Hotel Co.* ..............................................    3,073,125
   160,000   Prime Hospitality Corp.* ........................................    3,610,000
   155,000   U.S. Franchise Systems, Inc. (Class A)* .........................    1,104,375
                                                                              --------------
                                                                                  7,787,500
                                                                              --------------
             Insurance (2.2%)
   118,000   CMAC Investment Corp. ...........................................    6,327,750
   100,000   Delphi Financial Group, Inc. (Class A)* .........................    4,293,750
   100,000   Fremont General Corp. ...........................................    4,775,000
    17,800   Philadelphia Consolidated Holding Corp.* ........................      770,962
   165,000   Presidential Life Corp. .........................................    3,279,375
                                                                              --------------
                                                                                 19,446,837
                                                                              --------------
             Internet (0.4%)
    19,000   DBT Online, Inc.* ...............................................    1,189,875
    60,000   Lycos, Inc.* ....................................................    2,032,500
     6,700   Network Solutions, Inc. (Class A)* ..............................      142,375
                                                                              --------------
                                                                                  3,364,750
                                                                              --------------
             Leisure Time (1.0%)
   170,000   Fairfield Communities, Inc.* ....................................    6,385,625
    75,000   Steiner Leisure Ltd.* ...........................................    2,765,625
                                                                              --------------
                                                                                  9,151,250
                                                                              --------------
             Manufacturing -Diversified (1.0%)
   120,000   Buckeye Cellulose Corp.* ........................................    4,837,500
    80,000   Mueller Industries, Inc.* .......................................    3,635,000
                                                                              --------------
                                                                                  8,472,500
                                                                              --------------
             Medical Products & Supplies (3.8%)
   210,000   Ballard Medical Products ........................................    5,066,250
    55,000   Closure Medical Corp.* ..........................................    1,897,500
   100,000   Coventry Corp.* .................................................    1,643,750
    59,500   Orthofix International N.V.* ....................................      736,313
    95,000   Sabratek Corp.* .................................................    3,420,000
   165,000   Safeskin Corp.* .................................................    7,280,625
    60,000   Schick Technologies, Inc.* ......................................    1,110,000
    60,000   Sofamor Danek Group, Inc.* ......................................    3,427,500
   200,000   Steris Corp.* ...................................................    8,212,500
    20,000   Techne Corp.* ...................................................      705,000
                                                                              --------------
                                                                                 33,499,438
                                                                              --------------
             Medical Services (1.6%)
    41,100   Coast Dental Services, Inc.* ....................................    1,222,725
   110,000   ESC Medical Systems Ltd. (Israel)* ..............................    4,138,750
    75,000   Lincare Holdings, Inc.* .........................................    3,768,750
    97,000   Mentor Corp. ....................................................    3,067,625
   169,000   Vision Twenty-One, Inc.* ........................................    2,281,500
                                                                              --------------
                                                                                 14,479,350
                                                                              --------------

             Medical Supplies (1.0%)
   166,250   Cyberonics Inc.* ................................................    2,670,391
    65,900   Gulf South Medical Supply, Inc.* ................................    1,754,588
   115,000   Schein (Henry), Inc.* ...........................................    4,082,500
                                                                              --------------
                                                                                  8,507,479
                                                                              --------------
             Metals & Mining (0.4%)
    23,500   AMCOL International Corp.  ......................................      487,625
   165,000   National Steel Corp. (Class B)* .................................    2,949,375
                                                                              --------------
                                                                                  3,437,000
                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1997, continued

 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             Office Equipment & Supplies (2.1%)
    80,000   American Pad & Paper Co.* .......................................  $   995,000
   105,000   Consolidated Graphics, Inc.* ....................................    5,223,750
   100,000   Danka Business Systems PLC (ADR)(United Kingdom) ................    4,437,500
   255,000   Mail-Well, Inc.* ................................................    6,916,875
    50,000   Viking Office Products, Inc.* ...................................    1,087,500
                                                                              --------------
                                                                                 18,660,625
                                                                              --------------
             Oil & Gas Drilling (3.8%)
   110,000   Cliffs Drilling Co.* ............................................    7,658,750
   110,000   ENSCO International, Inc. .......................................    4,338,125
    77,000   Helmerich & Payne, Inc. .........................................    6,160,000
   210,000   Marine Drilling Company, Inc.* ..................................    6,510,000
   155,000   Noble Drilling Corp.* ...........................................    4,998,750
   105,000   Rowan Companies, Inc.* ..........................................    3,740,625
                                                                              --------------
                                                                                 33,406,250
                                                                              --------------
             Oil & Gas -Equipment & Services (4.5%)
    30,000   BJ Services Co.* ................................................    2,227,500
    82,000   Carbo Ceramics, Inc. ............................................    2,706,000
    50,000   Cooper Cameron Corp.* ...........................................    3,590,625
   215,000   Global Industries Ltd.* .........................................    8,573,125
   100,000   Key Energy Group, Inc.* .........................................    3,256,250
   130,000   Lone Star Technologies, Inc.* ...................................    6,784,375
    95,000   Smith International, Inc.* ......................................    7,380,313
   110,000   Veritas DGC Inc.* ...............................................    4,681,875
                                                                              --------------
                                                                                 39,200,063
                                                                              --------------
             Oil & Gas Exploration (0.7%)
    89,100   Gulf Indonesia Resources Ltd. (Indonesia)* ......................    1,982,475
   110,000   Lomak Petroleum, Inc. ...........................................    2,124,375
    70,000   Petsec Energy Ltd (ADR)(Australia)* .............................    1,802,500
                                                                              --------------
                                                                                  5,909,350
                                                                              --------------
             Real Estate Investment Trust (0.3%)
    90,000   Golf Trust of America, Inc.  ....................................    2,435,625
                                                                              --------------
             Restaurants (0.3%)
   105,000   Cheesecake Factory (The)* .......................................    2,887,500
                                                                              --------------
             Retail (1.5%)
    26,820   99 Cents Only Stores* ...........................................      880,031
   175,000   Ames Department Stores Inc.* ....................................    2,581,250
    80,000   Fred Meyer, Inc.* ...............................................    4,260,000
   100,000   Fred's, Inc. ....................................................    2,062,500
   100,000   Neiman-Marcus Group, Inc.* ......................................    3,200,000
                                                                              --------------
                                                                                 12,983,781
                                                                              --------------
             Savings & Loan (1.3%)
    86,000   Astoria Financial Corp.  ........................................    4,321,500
   113,000   Bank United Corp. (Class A) .....................................    4,993,188
    80,000   PennFed Financial Services, Inc. ................................    2,510,000
                                                                              --------------
                                                                                 11,824,688
                                                                              --------------
             Semiconductor Capital Equipment (4.9%)
   132,000   Advanced Energy Industries, Inc.* ...............................    3,729,000
   190,000   Asyst Technologies, Inc.* .......................................    8,383,750
   180,800   BE Semiconductor Industries N.V. (Netherlands)* .................    3,322,200
   100,000   Brooks Automation, Inc.* ........................................    3,812,500
    25,000   Cerprobe Corp.* .................................................      628,125
   190,000   GaSonics International Corp.* ...................................    3,918,750
    45,000   Helix Technology Corp. ..........................................    2,784,375
     5,000   Intest Corp.* ...................................................       83,750
    45,700   Powerone Inc.* ..................................................      639,800
    50,000   PRI Automation, Inc.* ...........................................    2,925,000
    85,000   Quad Systems Corp.* .............................................      695,938
    90,000   Semtech Corp.* ..................................................    6,187,500
    60,000   Teradyne, Inc.* .................................................    3,228,750
    74,100   Watkins-Johnson Co.  ............................................    2,482,350
                                                                              --------------
                                                                                 42,821,788
                                                                              --------------

             Semiconductors (3.2%)
    50,000   Integrated Device Technology, Inc.* .............................      600,000
    60,000   Maxim Integrated Products, Inc.* ................................    4,267,500
   250,000   Oak Technology, Inc.* ...........................................    3,000,000
   160,100   RF Micro Devices, Inc.* .........................................    2,981,863
   150,000   Supertex, Inc.* .................................................    2,456,250
   153,000   Trident Microsystems, Inc.* .....................................    2,677,500
   135,000   TriQuint Semiconductor, Inc.* ...................................    4,919,063
    45,000   Uniphase Corp.* .................................................    3,577,500
    75,000   Vitesse Semiconductor Corp.* ....................................    3,712,500
                                                                              --------------
                                                                                 28,192,176
                                                                              --------------
             Shipbuilding (1.0%)
   190,000   Halter Marine Group, Inc.* ......................................    9,191,250
                                                                              --------------
             Specialty -Retail (2.7%)
   180,000   Borders Group, Inc.* ............................................    4,950,000
    80,000   Braun's Fashions Corp.* .........................................    1,120,000
   100,000   Claire's Stores, Inc.  ..........................................    2,237,500
    90,000   Cole National Corp. (Class A)* ..................................    3,740,625
   175,000   CompUSA, Inc.* ..................................................    6,125,000
   122,000   Guitar Center Inc.* .............................................    3,004,250
   100,000   Talbot's, Inc. (The) ............................................    2,856,250
                                                                              --------------
                                                                                 24,033,625
                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1997, continued

 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             Telecommunications (1.0%)
    80,000   ACC Corp.* ...................................................... $  2,600,000
    64,400   Bell Canada International Inc.* .................................    1,215,550
    66,700   NEXTLINK Communications, Inc. (Class A)* ........................    1,600,800
   100,000   Star Telecommunications, Inc.* ..................................    2,300,000
                                                                              --------------
                                                                                  7,716,350
                                                                              --------------
             Telecommunications Equipment (4.5%)
   100,000   ACE*COMM Corp.* .................................................    2,162,500
    80,000   Adtran, Inc.* ...................................................    3,360,000
   326,000   Boston Communications Group, Inc.* ..............................    4,767,750
    60,000   Comverse Technology, Inc.* ......................................    3,165,000
   120,000   Davox Corp.* ....................................................    4,020,000
   150,000   Digital Microwave Corp.* ........................................    6,712,500
    75,000   GeoTel Communications Corp.* ....................................    1,406,250
   110,600   Melita International Corp.* .....................................    1,244,250
    63,500   Omtool, Ltd.* ...................................................      841,375
   100,000   Ortel Corp.* ....................................................    2,200,000
    85,000   Positron Fiber Systems Corp. (Canada)* ..........................      871,250
   175,000   Premisys Communications, Inc.* ..................................    4,451,563
   124,900   REMEC, Inc.* ....................................................    4,543,238
                                                                              --------------
                                                                                 39,745,676
                                                                              --------------
             Trucking (0.4%)
   110,000   U S Freightways Corp.* ..........................................    3,657,500
                                                                              --------------
             Wireless Communication (1.1%)
   200,000   Clearnet Communications Inc. (Class A)(Canada)* .................    3,450,000
   300,000   Metrocall, Inc.* ................................................    2,212,500
   120,000   Powertel, Inc.* .................................................    2,250,000
   101,200   Vanguard Cellular Systems, Inc. (Class A)* ......................    1,581,250
                                                                              --------------
                                                                                  9,493,750
                                                                              --------------
             TOTAL COMMON STOCKS
             (Identified Cost $602,240,531) ..................................  842,439,829
                                                                              --------------
             RIGHTS (0.0%)
             Pharmaceuticals
    16,334   Alpharma Inc. (due 11/15/97)* ...................................       91,879
                                                                              --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                         VALUE
--------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS (4.3%)
             U.S. GOVERNMENT AGENCY (a)(4.0%)
   $35,000   Federal Home Loan Mortgage Corp. 6.05% due 10/01/97 (Amortized
             Cost $35,000,000)  ..............................................   35,000,000
                                                                              --------------
             REPURCHASE AGREEMENT (0.3%)
     3,364   The Bank of New York
             5.25% due 10/01/97
             (dated 09/30/97; proceeds
             $3,364,284)(b)
             (Identified Cost $3,363,793) ....................................    3,363,793
                                                                              --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Identified Cost $38,363,793) ...................................   38,363,793
                                                                              --------------

TOTAL INVESTMENTS
(Identified Cost $640,604,324)(c)..................................    100.1%   880,895,501
LIABILITIES IN EXCESS OF
OTHER ASSETS.......................................................     (0.1)    (1,290,379)
                                                                     -------- -------------
NET ASSETS.........................................................    100.0%  $879,605,122
                                                                     ======== =============

------------
ADR     American Depository Receipt.
 *      Non-income producing security.

(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) Collateralized by $868,518 U.S. Treasury Note 5.875% due 08/31/99 valued at $873,100 and $2,567,598 U.S. Treasury Note 5.00% due 02/15/99 valued at $2,557,969.

(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $245,477,328 and the aggregate gross unrealized depreciation is $5,186,151, resulting in net unrealized appreciation of $240,291,177.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997

ASSETS:
Investments in securities, at value
 (identified cost $640,604,324)..........................    $880,895,501
Receivable for:
  Investments sold.......................................      18,762,884
  Shares of beneficial interest sold.....................       1,299,288
  Dividends..............................................          78,071
Prepaid expenses and other assets........................          88,829
                                                           --------------
  TOTAL ASSETS...........................................     901,124,573
                                                           --------------
LIABILITIES:
Payable for:
  Investments purchased..................................      19,532,833
  Shares of beneficial interest repurchased..............         739,122
  Plan of distribution fee...............................         738,687
  Investment management fee..............................         362,104
Accrued expenses and other payables......................         146,705
                                                           --------------
  TOTAL LIABILITIES......................................      21,519,451
                                                           --------------
  NET ASSETS.............................................    $879,605,122
                                                           ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital..........................................    $598,375,588
Net unrealized appreciation..............................     240,291,177
Accumulated net investment loss..........................         (41,190)
Accumulated undistributed net realized gain..............      40,979,547
                                                           --------------
  NET ASSETS.............................................    $879,605,122
                                                           ==============
CLASS A SHARES:
Net Assets...............................................    $    978,205
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................          35,575
  NET ASSET VALUE PER SHARE..............................    $      27.50
                                                           ==============
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ......    $      29.02
                                                           ==============
CLASS B SHARES:
Net Assets...............................................    $877,539,283
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................      31,953,536
  NET ASSET VALUE PER SHARE..............................    $      27.46
                                                           ==============
CLASS C SHARES:
Net Assets...............................................    $  1,066,008
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................          38,816
  NET ASSET VALUE PER SHARE..............................    $      27.46
                                                           ==============
CLASS D SHARES:
Net Assets...............................................    $     21,626
Shares Outstanding (unlimited authorized, $.01 par
 value)..................................................             786
  NET ASSET VALUE PER SHARE..............................    $      27.51
                                                           ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended September 30, 1997*

NET INVESTMENT INCOME:
INCOME
Interest..........................................  $  2,417,432
Dividends (net of $5,252 foreign withholding tax).     1,169,809
                                                   -------------
  TOTAL INCOME....................................     3,587,241
                                                   -------------
EXPENSES
Plan of distribution fee (Class B shares) ........     7,587,412
Investment management fee.........................     3,729,759
Transfer agent fees and expenses..................     1,097,536
Shareholder reports and notices...................        93,785
Registration fees.................................        88,998
Custodian fees....................................        74,208
Professional fees.................................        60,094
Trustees' fees and expenses.......................        18,538
Other.............................................        12,817
                                                   -------------
  TOTAL EXPENSES..................................    12,763,147
                                                   -------------
  NET INVESTMENT LOSS.............................    (9,175,906)
                                                   -------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain.................................    42,865,706
Net change in unrealized appreciation.............    84,974,039
                                                   -------------
  NET GAIN .......................................   127,839,745
                                                   -------------
NET INCREASE......................................  $118,663,839
                                                   =============

------------

* Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEAR        FOR THE YEAR
                                                              ENDED               ENDED
                                                       SEPTEMBER 30, 1997*  SEPTEMBER 30, 1996
                                                       ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss...................................    $  (9,175,906)       $ (6,629,594)
Net realized gain.....................................       42,865,706         132,830,087
Net change in unrealized appreciation.................       84,974,039         (16,804,216)
                                                       ------------------- ------------------
  NET INCREASE........................................      118,663,839         109,396,277
                                                       ------------------- ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN
 Class B shares.......................................     (113,569,438)        (42,760,549)
                                                       ------------------- ------------------
Net increase from transactions in shares of
 beneficial interest..................................       75,310,217         197,696,272
                                                       ------------------- ------------------
  NET INCREASE........................................       80,404,618         264,332,000
NET ASSETS:
Beginning of period...................................      799,200,504         534,868,504
                                                       ------------------- ------------------
  END OF PERIOD
  (Including accumulated net investment losses of
  $41,190 and $39,118, respectively)..................    $ 879,605,122        $799,200,504
                                                       =================== ==================

------------

* Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
Notes to Financial Statements September 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Developing Growth Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class
C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1997, continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding
$500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1997, continued

personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A--0.25% of the average daily net assets of Class A; (ii) Class B--1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1997, continued

Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $28,020,948 at September 30, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended September 30, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $1,278,394 and received $4,827 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1997 aggregated $1,115,116,536 and $1,199,929,321, respectively.

For the year ended September 30, 1997, the Fund incurred $39,264 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the period May 31, 1997 through September 30, 1997, the Fund incurred brokerage commissions of $23,533 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,232. At September 30, 1997, the Fund had an accrued pension liability of $41,194 which is included in accrued expenses in the Statement of Assets and Liabilities.

Dean Witter Trust FSB, an affiliate of the Investment Manager and
Distributor, is the Fund's transfer agent. At September 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $9,600.

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1997, continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                        FOR THE YEAR                    FOR THE YEAR
                                            ENDED                           ENDED
                                     SEPTEMBER 30, 1997              SEPTEMBER 30, 1996
                               ------------------------------- -------------------------------
                                   SHARES          AMOUNT          SHARES          AMOUNT
                               -------------- ---------------  -------------- ---------------
CLASS A SHARES*
Sold..........................        35,616    $     899,495         --              --
Redeemed......................           (41)          (1,100)        --              --
                               -------------- ---------------  -------------- ---------------
Net increase--Class A ........        35,575          898,395         --              --
                               -------------- ---------------  -------------- ---------------
CLASS B SHARES
Sold..........................    14,447,649      343,330,085     20,988,017    $ 532,804,011
Reinvestment of distributions.     4,819,692      107,527,322      1,750,437       40,382,573
Redeemed......................   (16,152,387)    (377,477,428)   (14,839,539)    (375,490,312)
                               -------------- ---------------  -------------- ---------------
Net increase--Class B.........     3,114,954       73,379,979      7,898,915      197,696,272
                               -------------- ---------------  -------------- ---------------
CLASS C SHARES*
Sold..........................        38,996        1,016,199         --              --
Redeemed......................          (180)          (4,719)        --              --
                               -------------- ---------------  -------------- ---------------
Net increase--Class C.........        38,816        1,011,480         --              --
                               -------------- ---------------  -------------- ---------------
CLASS D SHARES*
Sold..........................           786           20,363         --              --
                               -------------- ---------------  -------------- ---------------
Net increase in Fund..........     3,190,131    $  75,310,217      7,898,915    $ 197,696,272
                               ============== ===============  ============== ===============

------------

* For the period July 28, 1997 (issue date) through September 30, 1997.

6. FEDERAL INCOME TAX STATUS

As of September 30, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated net investment loss was credited $9,173,834.

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                 FOR THE YEAR ENDED SEPTEMBER 30,
----------------------------------------------------------------------------------------------------------------------------------
                                        1997*++     1996        1995       1994        1993       1992        1991       1990
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period..............................    $27.71     $25.54     $17.55      $20.50     $12.20      $14.05      $8.92      $11.33
                                      ---------- ----------  ---------- ----------  ---------- ----------  ---------- ----------
Net investment income (loss).........     (0.28)     (0.23)     (0.19)       --        (0.12)      (0.12)     (0.07)      (0.15)
Net realized and unrealized gain
 (loss)..............................      3.92       4.32       8.34       (1.82)      8.42       (1.73)      5.20       (2.21)
                                      ---------- ----------  ---------- ----------  ---------- ----------  ---------- ----------
Total from investment operations ....      3.64       4.09       8.15       (1.82)      8.30       (1.85)      5.13       (2.36)
                                      ---------- ----------  ---------- ----------  ---------- ----------  ---------- ----------
Less dividends and distributions
 from:
 Net investment income...............      --         --         --          --         --          --         --         (0.05)
 Net realized gain...................     (3.89)     (1.92)     (0.16)      (1.13)      --          --         --          --
                                      ---------- ----------  ---------- ----------  ---------- ----------  ---------- ----------
Total dividends and distributions ...     (3.89)     (1.92)     (0.16)      (1.13)      --          --         --         (0.05)
                                      ---------- ----------  ---------- ----------  ---------- ----------  ---------- ----------
Net asset value, end of period ......    $27.46     $27.71     $25.54      $17.55     $20.50      $12.20     $14.05       $8.92
                                      ========== ==========  ========== ==========  ========== ==========  ========== ==========
TOTAL INVESTMENT RETURN+.............     16.38%     17.53%     46.87%      (8.88)%    67.95%     (13.17)%    57.51%     (20.87)%
RATIOS TO AVERAGE NET ASSETS:
Expenses.............................      1.68%      1.69%      1.77%       1.78%      1.84%       1.86%      1.92%       2.02%
Net investment income (loss).........     (1.21)%    (1.03)%    (1.04)%     (1.32)%    (1.52)%     (1.14)%    (0.73)%     (1.32)%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...........................  $877,539    $799,201   $534,869    $340,169   $240,389    $112,982   $115,337    $67,604
Portfolio turnover rate..............       154%       149%       114%        160%       203%        153%        88%         53%
Average commission rate paid.........   $0.0572    $0.0571       --          --         --          --         --          --



(RESTUBBED TABLE FROM ABOVE)


-------------------------------------------------------------
                                           1989       1988
-------------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period..............................       $9.67     $10.96
                                         ---------  ----------
Net investment income (loss).........        0.04      (0.03)
Net realized and unrealized gain
 (loss)..............................        1.62      (1.26)
                                         ---------  ----------
Total from investment operations ....        1.66      (1.29)
                                         ---------  ----------
Less dividends and distributions
 from:
 Net investment income...............        --         --
 Net realized gain...................        --         --
                                         ---------  ----------
Total dividends and distributions ...        --         --
                                         ---------  ----------
Net asset value, end of period ......      $11.33      $9.67
                                         =========  ==========
TOTAL INVESTMENT RETURN+.............       17.17%    (11.77)%
RATIOS TO AVERAGE NET ASSETS:
Expenses.............................        1.89%      1.90%
Net investment income (loss).........        0.59%     (0.28)%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...........................     $89,236   $108,411
Portfolio turnover rate..............          84%        70%
Average commission rate paid.........          --         --




------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated
       Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued

                                             FOR THE PERIOD
                                             JULY 28, 1997*
                                                THROUGH
                                             SEPTEMBER 30,
                                                 1997++
----------------------------------------  -------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...      $ 24.62
                                          -------------------
Net investment loss .....................        (0.02)
Net realized and unrealized gain  .......         2.90
                                          -------------------
Total from investment operations  .......         2.88
                                          -------------------
Net asset value, end of period ..........      $ 27.50
                                          ===================
TOTAL INVESTMENT RETURN+ ................        11.70% (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................         0.99% (2)
Net investment loss .....................        (0.46)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $   978
Portfolio turnover rate .................          154%
Average commission rate paid ............      $0.0572
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...      $ 24.62
                                          -------------------
Net investment loss .....................        (0.05)
Net realized and unrealized gain  .......         2.89
                                          -------------------
Total from investment operations  .......         2.84
                                          -------------------
Net asset value, end of period ..........      $ 27.46
                                          ===================
TOTAL INVESTMENT RETURN+ ................      $ 11.54% (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................         1.71% (2)
Net investment loss .....................        (1.19)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $ 1,066
Portfolio turnover rate .................          154%
Average commission rate paid ............      $0.0572

------------
 *     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued

                                             FOR THE PERIOD
                                             JULY 28, 1997*
                                                THROUGH
                                             SEPTEMBER 30,
                                                 1997++
----------------------------------------  -------------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...      $ 24.62
                                          -------------------
Net investment loss .....................        (0.01)
Net realized and unrealized gain (loss)           2.90
                                          -------------------
Total from investment operations  .......         2.89
                                          -------------------
Net asset value, end of period ..........      $ 27.51
                                          ===================
TOTAL INVESTMENT RETURN+ ................        11.74 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................         0.70 %(2)
Net investment loss .....................        (0.20)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $    22
Portfolio turnover rate .................          154 %
Average commission rate paid ............      $0.0572

------------
 *     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Developing Growth Securities Trust (the "Fund") at September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
November 4, 1997

                     1997 FEDERAL TAX NOTICE (unaudited)

       During the year ended September 30, 1997, the Fund paid to shareholders $3.32 per share from long-term capital gains.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manual H. Johnson
Michael E. Nugent
Philip J.Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President. Secretary and General Counsel

Jayne Stevlingson
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048





This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
DEVELOPING
GROWTH SECURITIES



            [GRAPHIC OF DEAN WITTER DEVELOPING GROWTH SECURITITES]


ANNUAL REPORT
SEPTEMBER 30, 1997